CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2020	$ 528,715,788	$ 26,176,265	$ (497,261,227)	$ 57,630,826
Beginning balance (in shares) at Dec. 31, 2020	47,481,134
Share based compensation		3,949,204		3,949,204
Shares sold through stock offering	$ 57,500,005			57,500,005
Shares sold through stock offering (in shares)	10,952,382
Share issue costs	$ (3,243,184)			(3,243,184)
Shares issued upon conversion of convertible notes	$ 31,183,654			31,183,654
Shares issued upon conversion of convertible notes (in shares)	4,351,850
Shares issued through stock appreciation rights	$ 301,794	(279,868)		21,926
Shares issued through stock appreciation rights (in shares)	39,789
Restricted shares units distributed	$ 119,981	(119,981)
Restricted shares units distributed (in shares)	21,166
Exercise of share purchase options	$ 781,114	(270,924)		510,190
Exercise of share purchase options (in shares)	125,538
Net loss for the year			(35,952,026)	(35,952,026)
Ending balance at Dec. 31, 2021	$ 615,359,152	29,454,696	(533,213,253)	111,600,595
Ending balance (in shares) at Dec. 31, 2021	62,971,859
Share based compensation		2,943,458		2,943,458
Restricted shares units distributed	$ 194,296	(194,296)
Restricted shares units distributed (in shares)	39,918
Net loss for the year			(28,713,531)	(28,713,531)
Ending balance at Dec. 31, 2022	$ 615,553,448	$ 32,203,858	$ (561,926,784)	$ 85,830,522
Ending balance (in shares) at Dec. 31, 2022	63,011,777